SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Reportable segment results

For the year ended December 31, 2020, reportable segment results were as follows:

(in thousands)	Mining	Closed Mines Services	Corporate and Other	Total

Statement of Operations:
Revenues	3,614	8,205	2,604	14,423

Expenses:
Operating expenses	(3,742)	(6,849)	(3)	(10,594)
Exploration and evaluation	(9,032)	—	—	(9,032)
General and administrative	(19)	—	(7,590)	(7,609)
	(12,793)	(6,849)	(7,593)	(27,235)
Segment income (loss)	(9,179)	1,356	(4,989)	(12,812)

Revenues – supplemental:
Uranium concentrate sales	852	—	—	852
Environmental services	—	8,205	—	8,205
Management fees	—	—	2,604	2,604
Toll milling services–deferred revenue (note 11)	2,762	—	—	2,762
	3,614	8,205	2,604	14,423

Capital additions:
Property, plant and equipment (note 10)	289	15	—	304

Long-lived assets:
Plant and equipment
Cost	101,540	4.546	892	106,978
Accumulated depreciation	(26,241)	(3,194)	(416)	(29,851)
Mineral properties	179,743	—	—	179,743
	255,042	1,352	476	256,870

For the year ended December 31, 2019, reportable segment results were as follows:

(in thousands)	Mining	Closed Mines Services	Corporate and Other	Total

Statement of Operations:
Revenues	4,609	8,974	1,966	15,549

Expenses:
Operating expenses	(6,090)	(8,346)	—	(14,436)
Exploration and evaluation	(15,238)	—	—	(15,238)
General and administrative	(17)	—	(7,794)	(7,811)
	(21,345)	(8,346)	(7,794)	(37,485)
Segment income (loss)	(16,736)	628	(5,828)	(21,936)

Revenues – supplemental:
Environmental services	—	8,974	—	8,974
Management fees	—	—	1,966	1,966
Toll milling services–deferred revenue (note 11)	4,609	—	—	4,609
	4,609	8,974	1,966	15,549

Capital additions:
Property, plant and equipment (note 10)	637	273	38	948

Long-lived assets:
Plant and equipment
Cost	99,994	4,591	908	105,493
Accumulated depreciation	(24,349)	(3,062)	(304)	(27,715)
Mineral properties	179,481	—	—	179,481
	255,126	1,529	604	257,259

Expected future revenue, by segment
(in thousands)	2021	2022	2023	2024	There- after	Total

Revenues – by Segment:
Closed Mines Group
Environmental services	4,751	—	—	—	—	4,751
Corporate and Other
Management fees	2,186	2,186	2,186	547	—	7,105
Total Revenue Commitments	6,937	2,186	2,186	547	—	11,856